Other Operating Income (Expense), Net (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of other operating income (expense) [text block] [Abstract]
Schedule of other operating income expenses net
Thousands of $ For the years ended December 31	2021	2020	2019
Grant subsidies – The Netherlands[1]	382	0	0
Grant subsidies – USA	659	0	0
Fair value adjustments	176	118	(48)
Impairment	0	0	(1,145)
Other operating income	53	0	1
Other operating expenses	(109)	0	(5)
Total other operating income (expense), net	1,161	118	(1,197)